Dec. 31, 2024
T. Rowe Price New Era Fund
New Era Fund
Investment Objective(s)

The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price New Era Fund - USD ($)	Investor Class		I Class
Maximum account fee	$ 20	[1]	none
[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price New Era Fund	Investor Class	I Class
Management fees	0.53%	0.53%
Other expenses	0.24%	0.04%
Total annual fund operating expenses	0.77%	0.57%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price New Era Fund - USD ($)	Investor Class	I Class
1 Year	$ 79	$ 58
3 Years	246	183
5 Years	428	318
10 Years	$ 954	$ 714

Portfolio Turnover

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24.3% of the average value of its portfolio.

Principal Investment Strategies

The fund normally invests at least two-thirds of its net assets in the common stocks of natural resource companies. The earnings and tangible assets of natural resources companies may benefit from periods of accelerating inflation. The fund also invests in other growth companies that the adviser believes have strong potential for earnings growth but do not own or develop natural resources. The relative percentages invested in natural resource and non-natural resource companies can vary depending on economic and monetary conditions and the adviser’s outlook for inflation.

The natural resource companies held by the fund typically own, develop, refine, service, or transport resources, including energy, metals, forest products, industrials, utilities, chemicals, real estate, and other basic commodities. In selecting natural resource stocks, the adviser looks for companies whose products can be produced and marketed profitably when both labor costs and prices are rising. In the mining area, for example, the adviser might look for a company that it believes possesses the ability to expand production and maintain superior exploration programs and production facilities.

At least 50% of the fund’s total assets is invested in stocks of U.S. issuers, but up to 50% of its total assets may be invested in foreign stocks (including in stocks issued by companies in emerging market countries).

Principal Risks
Risk Table - T. Rowe Price New Era Fund	Risk [Text Block]
Risk Lose Money [Member]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Natural resources companies

Natural resources companies: A fund that focuses its investments in specific industries or sectors is more susceptible to adverse developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in natural resources companies, the fund may perform poorly during a downturn in certain industries. Natural resources companies can be adversely affected by, among other things, government regulation, global political and economic developments, energy and commodity prices, the supply and demand for oil and gas, and periods of low or declining inflation.

Emerging markets

Emerging markets: Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Foreign investing

Foreign investing: Non-U.S. securities tend to be more volatile and have lower overall liquidity and trading volume than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. Further, securities of non-U.S. issuers are subject to trading markets with potential governmental interference, varying regulatory, auditing, and accounting standards, and settlement and clearance practices that differ from those of U.S. issuers. Investment in non-U.S. securities also carries currency risk. Any attempts to hedge currency risk could be unsuccessful. Such investments may have higher transaction costs compared with U.S. markets. The fund’s overall foreign investing risk is increased to the extent it has exposure to emerging markets.

Market conditions

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Active management

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Stock investing

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Cybersecurity breaches

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	21.32%	Worst Quarter	3/31/20	-35.78%

Average Annual Total Returns Periods ended December 31, 2024

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price New Era Fund		Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class			4.48%	6.68%	4.27%			Jan. 20, 1969
Investor Class | After Taxes on Distributions			3.36%	5.47%	3.43%
Investor Class | After Taxes on Distributions and Sales			3.48%	5.17%	3.28%
I Class			4.71%	6.87%		7.42%		Dec. 17, 2015
MSCI World Index Net	[1]	MSCI World Index Net
MSCI World Index Net			18.67%	11.17%	9.95%	11.23%	[2]
MSCI World Select Natural Resources Index Net		MSCI World Select Natural Resources Index Net
MSCI World Select Natural Resources Index Net			1.41%	8.93%	5.07%	8.54%	[2]
Lipper Global Natural Resources Funds Index		Lipper Global Natural Resources Funds Index
Lipper Global Natural Resources Funds Index			1.68%	10.26%	4.52%	8.40%	[2]
[1]	Due to new SEC Rules on shareholder reporting, the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
[2]	Return since 12/17/15.

Updated performance information is available through troweprice.com.